SUPPLEMENT DATED MAY 23, 2011

FIRST INVESTORS LIFE SERIES FUNDS PROSPECTUS
DATED MAY 1, 2011

1. The information in the “Summary Section” for the Blue Chip Fund under the heading “Portfolio Manager” on page 3 is deleted in its entirety and is replaced with the following:

Portfolio Manager: Edwin D. Miska, Director of Equities, has served as Co-Portfolio Manager of the Fund since May 2011.

Sean Reidy has served as Co-Portfolio Manager of the Fund since May 2011.

2. The information in the “Fund Management In Greater Detail” section on page 62 related to Edwin D. Miska in the fifth paragraph and Matthew S. Wright in the seventh paragraph and related to Sean Reidy on page 63 in the first paragraph is deleted in its entirety and each paragraph is replaced with the following:

Edwin D. Miska, Director of Equities, has served as the Portfolio Manager of the Growth & Income Fund since 2006 and Co-Portfolio Manager of the Blue Chip Fund since May 2011. He also serves as a Portfolio Manager and Co-Portfolio Manager for certain other First Investors Funds and joined FIMCO in 2002 as a Portfolio Manager.

Matthew S. Wright has served as Portfolio Manager of the Value Fund since 1998. Mr. Wright also serves as a Portfolio Manager for another First Investors Fund and joined FIMCO in February 1996 as an Equity Analyst.

Sean Reidy has served as Co-Portfolio Manager of the Blue Chip Fund since May 2011 and has worked with Mr. Miska as the Assistant Portfolio Manager of the Growth & Income Fund since 2010. He also serves as Co-Portfolio Manager and Assistant Portfolio Manager for certain other First Investor Funds. Prior to joining FIMCO in 2010, Mr. Reidy was a proprietary trader at First New York Securities (2008-2010) and served as Co-Portfolio Manager and Research Director at Olstein Capital Management (1996-2007).

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SUPPLEMENT DATED MAY 23, 2011

FIRST INVESTORS LIFE SERIES FUNDS STATEMENT OF ADDITIONAL INFORMATION
DATED MAY 1, 2011

1.
The information related to Edwin D. Miska, Matthew S. Wright and Sean Reidy in the section “Portfolio Managers” under the heading “A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 2010” on page I-12 is deleted in its entirety and replaced with the following:

A. Other Accounts Managed by Portfolio Managers for Fiscal Year Ended December 31, 20101
Name of Portfolio Manager and Fund(s) Covered by this SAI	Other Accounts Managed	Number of Other Accounts	Total Assets of Other Accounts (in millions)	Number of Accounts which Advisory Fee is Based on Account Performance	Total Assets in the Accounts which Advisory Fee is Based on Account Performance (in millions)
FIMCO’s Portfolio Managers:
Edwin D. Miska: Life Series Blue Chip Life Series Growth & Income	Other Registered Investment Companies	4	$2,200.0	0	$0
	Other Pooled Investment Vehicles	1	$22.4	0	$0
	Other Accounts	1	$6.9	0	$0
Sean Reidy: Life Series Blue Chip Life Series Growth & Income	Other Registered Investment Companies	2	$1,219.6	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0
Matthew S. Wright: Life Series Value	Other Registered Investment Companies	1	$396.3	0	$0
	Other Pooled Investment Vehicles	0	$0	0	$0
	Other Accounts	0	$0	0	$0

1 On May 23, 2011, Edwin D. Miska and Sean Reidy began serving as Co-Portfolio Managers of the Life Series Blue Chip Fund and the chart above reflects the most recent available information for each Portfolio Manager as of May 20, 2011.

2.
The information related to Edwin D. Miska, Matthew S. Wright and Sean Reidy in the section “Portfolio Managers” under the heading “D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 2010” on page I-17 is deleted in its entirety and is replaced with the following:

D. Portfolio Manager Fund Ownership for Fiscal Year Ended December 31, 20102
FIMCO’s Portfolio Managers:
Name	Funds Covered by this SAI	Dollar Range of Fund Ownership (dollars)
Edwin D. Miska	Life Series Blue Chip	None
	Life Series Growth & Income	None
Matthew S. Wright	Life Series Value	None
Sean Reidy	Life Series Blue Chip	None
	Life Series Growth & Income	None

2 The information for each Portfolio Manager is as of March 31, 2011.

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